Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Allowance for credit losses [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,250	$ 2,326
Provision for credit losses
Write-offs		(1,425)
Recoveries		330
Exchange rate and other		(27)
Balance at end of period		2,250
Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	826
Provision for credit losses
Model changes	(15)
Purchases and originations	112
Derecognitions and maturities	(163)
Remeasurements	579
Write-offs	(552)
Recoveries	121
Exchange rate and other	(13)
Balance at end of period	895	826
Personal [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	278
Provision for credit losses
Model changes	(10)
Transfers in (out) to Stage 1	712
Transfers in (out) to Stage 2	(140)
Transfers in (out) to Stage 3	(3)
Purchases and originations	107
Derecognitions and maturities	(33)
Remeasurements	(668)
Exchange rate and other	(1)
Balance at end of period	242	278
Personal [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	427
Provision for credit losses
Model changes	1
Transfers in (out) to Stage 1	(712)
Transfers in (out) to Stage 2	141
Transfers in (out) to Stage 3	(157)
Purchases and originations	5
Derecognitions and maturities	(130)
Remeasurements	938
Exchange rate and other	(1)
Balance at end of period	512	427
Personal [member] | Impaired Stage Three [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	121
Provision for credit losses
Model changes	(6)
Transfers in (out) to Stage 2	(1)
Transfers in (out) to Stage 3	160
Remeasurements	309
Write-offs	(552)
Recoveries	121
Exchange rate and other	(11)
Balance at end of period	$ 141	$ 121